Post-employment benefits (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Post-employment Benefits
Mortality table		AT-2000 softned by 10%	AT-2000 softned by 10%
Discount rate	[1]	9.56%	10.34%
Inflation	[2]	4.00%	4.00%

[1]	Considers the interest rates of the National Treasury Notes (NTN-B) with maturity dates near the terms of the respective obligations, compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.
[2]	Long-term inflation projected by the market, according to the maturity of each plan.